N-4	Apr. 11, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 11, 2024
Amendment Flag	false
ChoicePlus Fusion
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Secure Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	5.25%	59 – 64	4.75%
65 – 69	6.30%	65 – 69	6.00%
70 – 74	6.55%	70 – 74	6.10%
75+	6.80%	75+	6.30%
i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lin- coln ProtectedPay Secure Core®	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Secure Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.10%	Under 40	2.10%
40 – 54	2.35%	40 – 54	2.10%
55 – 58	2.35%	55 – 58	2.10%
59 – 64	3.35%	59 – 64	2.60%
65 – 69	4.10%	65 – 69	3.10%
70 – 74	4.60%	70 – 74	3.35%
75 – 79	4.60%	75 – 79	3.60%
80+	4.60%	80+	3.85%

ChoicePlus Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%